PREPAID EXPENSES AND OTHER ASSETS - Schedule of prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Advances to suppliers	¥ 113,634		¥ 139,306
Other receivables	73,110		44,697
Prepayment for equipment	15,855		15,976
Lease hold improvement	2,389		5,234
Expected return assets	508		1,351
Total	205,496		206,564
Less: non-current portion	(18,824)	$ (2,651)	(22,856)
Prepaid expenses and other assets-current portion	¥ 186,672	$ 26,292	¥ 183,708